Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Supplemental information [line items]
Net sales	$ 346,320,337	$ 180,459,943	$ 662,925,145	$ 463,382,949
Services income	1,115,378	1,233,118	2,063,727	2,420,226
Total of sales	347,435,715	181,693,061	664,988,872	465,803,175
(Reversal of impairment) of wells, pipelines, properties, plant and equipment	(14,437,323)	(18,391,590)	32,192,460	7,924,576	$ 7,924,576
Cost of sales	245,386,451	153,139,702	463,838,720	396,199,258
Gross income	87,611,941	10,161,769	233,342,612	77,528,493
General expenses:
Total general expenses			74,164,107	81,443,662
Other revenues (expenses), net			4,527,597	4,530,809
Operating income	52,298,167	(29,584,787)	163,706,102	615,640
Financing cost, net			(71,299,914)	(102,609,943)
Foreign exchange income , net			23,595,953	(419,660,915)
Profit (loss) sharing in joint ventures and associates	(1,366,193)	(919,067)	(3,208,284)	(810,624)
Income (loss) before duties, taxes and other	96,492,620	(20,711,456)	112,793,857	(522,465,842)
Total taxes, duties and other			135,787,221	84,121,481
Net (loss)	14,364,232	(44,336,701)	(22,993,364)	(606,587,323)
Total other comprehensive result	(15,145,351)	(194,289,618)	241,286,437	25,571,434
Total comprehensive result for the year	$ (781,119)	$ (238,626,319)	218,293,073	(581,015,889)
Petroleos Mexicanos [member]
Supplemental information [line items]
Net sales			0	0
Services income			32,644,460	50,315,491
Total of sales			32,644,460	50,315,491
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			0	0
Cost of sales			525,033	551,331
Gross income			32,119,427	49,764,160
General expenses:
Total general expenses			35,124,862	37,377,566
Other revenues (expenses), net			172,365	(81,975)
Operating income			(2,833,070)	12,304,619
Financing cost, net			(29,571,084)	(21,987,078)
Foreign exchange income , net			654,054	(19,881,523)
Profit (loss) sharing in joint ventures and associates			7,786,262	(574,057,225)
Income (loss) before duties, taxes and other			(23,963,838)	(603,621,207)
Total taxes, duties and other			(1,078,490)	2,840,002
Net (loss)			(22,885,348)	(606,461,209)
Total other comprehensive result			55,370,722	(54,170)
Total comprehensive result for the year			32,485,374	(606,515,379)
Subsidiary guarantors [member]
Supplemental information [line items]
Net sales			800,966,965	533,407,648
Services income			43,988,258	47,379,283
Total of sales			844,955,223	580,786,931
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			32,192,460	7,924,576
Cost of sales			656,087,010	513,616,989
Gross income			221,060,673	75,094,518
General expenses:
Total general expenses			66,703,145	92,033,201
Other revenues (expenses), net			3,125,491	1,090,519
Operating income			157,483,019	(15,848,164)
Financing cost, net			(39,488,898)	(77,701,844)
Foreign exchange income , net			22,795,098	(398,111,928)
Profit (loss) sharing in joint ventures and associates			(212,042)	(2,705,511)
Income (loss) before duties, taxes and other			140,577,177	(494,367,447)
Total taxes, duties and other			136,188,975	76,753,612
Net (loss)			4,388,202	(571,121,059)
Total other comprehensive result			187,364,075	0
Total comprehensive result for the year			191,752,277	(571,121,059)
Non-guarantor subsidiaries [member]
Supplemental information [line items]
Net sales			321,001,515	227,599,887
Services income			3,960,253	5,090,526
Total of sales			324,961,768	232,690,413
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			0	0
Cost of sales			313,505,643	228,454,819
Gross income			11,456,125	4,235,594
General expenses:
Total general expenses			3,589,975	3,387,125
Other revenues (expenses), net			1,184,549	3,318,868
Operating income			9,050,699	4,167,337
Financing cost, net			(2,234,477)	(2,929,173)
Foreign exchange income , net			146,801	(1,667,464)
Profit (loss) sharing in joint ventures and associates			(3,403,082)	(10,336,517)
Income (loss) before duties, taxes and other			3,559,941	(10,765,817)
Total taxes, duties and other			676,736	4,527,867
Net (loss)			2,883,205	(15,293,684)
Total other comprehensive result			(1,448,360)	25,625,604
Total comprehensive result for the year			1,434,845	10,331,920
Eliminations [member]
Supplemental information [line items]
Net sales			(459,043,335)	(297,624,586)
Services income			(78,529,244)	(100,365,074)
Total of sales			(537,572,579)	(397,989,660)
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			0	0
Cost of sales			(506,278,966)	(346,423,881)
Gross income			(31,293,613)	(51,565,779)
General expenses:
Total general expenses			(31,253,875)	(51,354,230)
Other revenues (expenses), net			45,192	203,397
Operating income			5,454	(8,152)
Financing cost, net			(5,455)	8,152
Foreign exchange income , net			0	0
Profit (loss) sharing in joint ventures and associates			(7,379,422)	586,288,629
Income (loss) before duties, taxes and other			(7,379,423)	586,288,629
Total taxes, duties and other			0	0
Net (loss)			(7,379,423)	586,288,629
Total other comprehensive result			0	0
Total comprehensive result for the year			$ (7,379,423)	$ 586,288,629